SEGMENT INFORMATION - Earnings from Equity Accounted Investment and Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	$ 826	$ 1,020	$ (749)
Interest expense	(2,683)	(2,593)	(2,592)
Core Office
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	550	644	150
Interest expense	(723)	(570)	(586)
Core Retail
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	234	472	(743)
Interest expense	(660)	(649)	(647)
LP Investments
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	42	(96)	(156)
Interest expense	(1,000)	(1,069)	(1,104)
Corporate
Disclosure of operating segments [line items]
Share of net earnings from equity accounted investments	0	0	0
Interest expense	$ (300)	$ (305)	$ (255)